FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses:
Other operating income, net	¥ 749,784	$ 102,720	¥ 770,651	¥ 774,578
Total operating expenses	(1,940,233)	(265,811)	(1,654,602)	(1,302,794)
Interest expense	(337,919)	(46,295)	(289,533)	(190,521)
Income from operations	11,776,859	1,613,423	10,007,924	7,736,481
Gain from fair value change at financial instruments	202,886	27,795	164,517	46,246
Impairment of investment in equity investees	(931,367)	(127,597)		(26,328)
Income before income tax and share of gain in equity method investments	11,675,546	1,599,543	10,688,701	8,286,452
Income tax expense	(2,845,361)	(389,813)	(1,938,600)	(1,633,330)
Share of profit in subsidiaries, VIE and equity method investments	57,410	7,865	4,356	5,844
Net income attributable to ZTO Express (Cayman) Inc.	8,816,835	1,207,901	8,749,004	6,809,056
Net income attributable to ordinary shareholders	8,816,835	1,207,901	8,749,004	6,809,056
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	(103,970)	(14,244)	(104,052)	155,432
Comprehensive income	8,783,625	1,203,351	8,650,405	6,814,398
Other comprehensive income/(loss), net of tax of nil	0		0	0
Reportable Legal Entities | ZTO EXPRESS (CAYMAN) INC.
Operating expenses:
General and administrative	(337,258)	(46,204)	(260,613)	(197,209)
Other operating income, net	111,545	15,282	52,968	59,881
Total operating expenses	(225,713)	(30,922)	(207,645)	(137,328)
Interest income	120,854	16,557	79,737	22,927
Interest expense	(151,209)	(20,716)	(162,326)	(64,412)
Income from operations	(256,068)	(35,081)	(290,234)	(178,813)
Gain from fair value change at financial instruments	830	114	58,682	15,995
Impairment of investment in equity investees	(479,931)	(65,750)
Income before income tax and share of gain in equity method investments	(735,169)	(100,717)	(231,552)	(162,818)
Income tax expense	(31,510)	(4,318)	(26,270)	(19,987)
Share of profit in subsidiaries, VIE and equity method investments	9,583,514	1,312,936	9,006,826	6,991,861
Net income attributable to ZTO Express (Cayman) Inc.	8,816,835	1,207,901	8,749,004	6,809,056
Net income attributable to ordinary shareholders	8,816,835	1,207,901	8,749,004	6,809,056
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	(103,970)	(14,244)	(104,052)	155,432
Comprehensive income	8,712,865	$ 1,193,657	8,644,952	6,964,488
Other comprehensive income/(loss), net of tax of nil	¥ 0		¥ 0	¥ 0